Subsequent Events (Details Narrative)			3 Months Ended	9 Months Ended
	Oct. 27, 2025 USD ($) $ / shares shares	Oct. 24, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) Segments	Oct. 01, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Subsequent Event [Line Items]
Number of reportable segments | Segments				2
Aggregate payment				$ 4,350		$ 1,064	$ 88,000
Sale of stock, consideration received on transaction			$ 75,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Default interest rate	18.00%
Received debt amount	$ 3,720,000
Proceeds from issuance of debt	$ 4,000,000.0
Original issue discount percentage	7.00%
Interest rate	8.00%
Debt instrument, maturity date	Oct. 24, 2026
Debt instrument, convertible, conversion price | $ / shares	$ 1.50
Repayments of debt description	Beginning January 7, 2026, and monthly thereafter, the Company must repay one-tenth (1/10) of the then-outstanding principal plus accrued interest (a 5% premium applies to cash repayments).
Structuring fee	$ 25,000
Commitment shares issued | shares	131,909
Commitment shares issued value	$ 200,000
Cash fee of pre-paid advances percentage	8.00%
Cash fee per month	$ 18,000
Subsequent Event [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Subsequent Event [Line Items]
Received debt amount	1,860,000
Proceeds from issuance of debt	$ 2,000,000.0
Original issue discount percentage	7.00%
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Commitment shares issued value	$ 5,000,000.0
Subsequent Event [Member] | Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Sale of stock, consideration received on transaction		$ 20,000,000.0
Volume weighted average price percentage		97.00%
Sale of stock, number of shares issued | shares		7,180,504
Subsequent Event [Member] | Standby Equity Purchase Agreement [Member] | Y A I I P N Ltd [Member]
Subsequent Event [Line Items]
Pre-paid advances via convertible promissory notes		$ 6,000,000.0
Received debt amount	3,720,000
Proceeds from issuance of debt	$ 4,000,000.0
Subsequent Event [Member] | Standby Equity Purchase Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Volume weighted average price percentage		100.00%
Beneficial-ownership percentage		19.99%
Subsequent Event [Member] | Standby Equity Purchase Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Beneficial-ownership percentage		4.99%
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Default interest rate				3.00%		3.00%
Loans payable				$ 146,432		$ 146,432	$ 358,479
Accrued but unpaid interest				$ 4,350		1,064
Received debt amount						$ 83,880
Chief Executive Officer [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Default interest rate					3.00%
Loans payable					$ 146,432
Accrued but unpaid interest					4,350
Aggregate payment					$ 150,782